Income taxes - Schedule of Components of Income Tax Expense by Applying Weighted-Average Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Pre-tax income	$ 278,117	$ 226,396	$ 77,786
Weighted-average statutory income tax rate (as a percent)	36.10%	39.00%	41.40%
Income tax expense at weighted-average statutory tax rate on pre-tax income	$ 100,411	$ 88,314	$ 32,230
Change in valuation allowance	(254)	381	(26,865)
Expiration and changes in tax loss carryforwards	3,784	132	144
Venezuelan remeasurement and inflationary impacts	(16,234)	(10,009)	577
Non-deductible expenses	15,548	24,845	21,488
Tax benefits and Non-taxable income	(12,826)	(9,740)	(10,463)
Income taxes withholdings on intercompany transactions	9,704	6,374	6,572
Differences including exchange rate, inflation adjustment and filing differences	(5,586)	(14,485)	1,493
Alternative Taxes	2,109	359	1,461
Others	(954)	(695)	5,296
Income tax expense, net	95,702	85,476	31,933
Venezuela
Income Taxes [Line Items]
Change in valuation allowance	$ (22,825)	$ (57,329)	$ 9,723